Interest and Finance Costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Interest and Finance Costs [Abstract]
Amortization of deferred finance fees and debt discounts	$ 1,702	$ 349
Amortization of deferred finance fees and debt discounts (shares issued to third party - non-cash)	174	184
Convertible notes amortization of deferred finance fees and debt discount (non-cash)	1,238	0
Other	152	165
Total	8,363	6,472
Interest and Finance Costs - Related Party [Abstract]
Convertible notes amortization of deferred finance fees and debt discount (non-cash)	1,238	0
Amortization of deferred finance fees and debt discounts (shares issued to related party - non-cash)	0	118
Total	0	4,799
Long-Term Debt and Other Financial Liabilities [Member]
Interest and Finance Costs [Abstract]
Interest expense	4,026	5,774
Long-term Debt [Member]
Interest and Finance Costs - Related Party [Abstract]
Interest expense	0	944
Convertible Notes [Member]
Interest and Finance Costs [Abstract]
Interest expense	1,071	0
Convertible notes amortization of deferred finance fees and debt discount (non-cash)	0	2,416
Interest and Finance Costs - Related Party [Abstract]
Interest expense	0	1,321
Convertible notes amortization of deferred finance fees and debt discount (non-cash)	$ 0	$ 2,416